Parent Company Only Financial Information (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income:
Foreign exchange gains (losses)-net		¥ (95,987)	¥ (49,561)	¥ (134,885)
Trading account losses-net		168,900	(73,114)	(639,184)
Expense:
Operating expenses	[1]	2,740,100	2,717,500	2,690,300
Income before income tax expense		870,842	1,661,819	272,543
Income tax expense (benefit)		133,237	407,823	94,453
Net income attributable to Mitsubishi UFJ Financial Group		718,645	1,228,160	202,680
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies		306,879	576,332	608,504
Dividends from subsidiaries and affiliated companies, Banking subsidiaries		207,161	487,491	535,512
Dividends from subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies		99,718	88,841	72,992
Management fees from subsidiaries		28,305	26,073	26,095
Interest income from subsidiaries		127,117	80,670	48,665
Foreign exchange gains (losses)-net		(20,598)	24,726	3,614
Trading account losses-net		(8,078)	(26,749)	(41,279)
Gains on sales of investment in subsidiaries and affiliated companies		252,253
Other income		3,199	1,508	1,427
Total income		689,077	682,560	647,026
Expense:
Operating expenses		28,168	26,016	25,692
Interest expense to subsidiaries and affiliated companies		34,594	31,426	28,867
Interest expense		108,756	65,068	35,689
Other expense		1,657	1,791	2,554
Total expense		173,175	124,301	92,802
Equity in undistributed net income (loss) of subsidiaries and affiliated companies-net		194,390	672,421	(362,899)
Income before income tax expense		710,292	1,230,680	191,325
Income tax expense (benefit)		(8,353)	2,520	(11,355)
Net income attributable to Mitsubishi UFJ Financial Group		¥ 718,645	¥ 1,228,160	¥ 202,680

[1]	Prior period business segment information has been restated to reflect the transfer of corporate loan-related businesses of Mitsubishi UFJ Trust and Banking to MUFG Bank. In accordance with internal management accounting rules and practices, the transfer resulted in a decrease of the total operating profit by ¥24.3 billion and ¥23.5 billion for fiscal years ended March 31, 2017 and 2018, respectively.